As filed with the Securities and Exchange Commission on April 21, 2008

File No. 333-68164

811-08914

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 117	☒

(Check appropriate box or boxes.)

PHL Variable Accumulation Account

(Exact Name of Registrant)

PHL Variable Insurance Company

(Name of Depositor)

One American Row, PO Box 5056, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

PHL Variable Insurance Company

One American Row

PO Box 5056

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)of Rule 485

☐	on pursuant to paragraph (b)of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2008.

Title of Securities Being Registered: Deferred variable annuity contracts

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 17 to Registration Statement No. 333-68164 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 22, 2008. The contents of Post-Effective No. 17 are being incorporated by reference.

As Counsel to the Registrant, I, Michele M. Drummey, have reviewed this Post-Effective No. 18 to Registration Statement No. 333-68164 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosure which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Michele M. Drummey
Michele M. Drummey
Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 17 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933. The Registrant causes this Post-Effective No.18 to Registration Statement No.333-68164 on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 21st day of April, 2008.

PHL VARIABLE ACCUMULATION ACCOUNT
(Registrant)

By:
Philip K. Polkinghorn*
Director and President of PHL Variable Insurance Company

By:
Philip K. Polkinghorn*
Director and President

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah
* As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No.18 to Registration Statement No.333-68164 on April 21, 2008.

Signature	Title

Peter A. Hofmann*	Senior Vice President and Chief Financial Officer

David R. Pellerin*	Senior Vice President and Chief Accounting Officer

Philip K. Polkinghorn*	Director, President

James D. Wehr*	Director, Executive Vice President and Chief Investment Officer

Christopher M. Wilkos	Director, Senior Vice President and Corporate Portfolio Manager

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah
*	As Attorney-in-Fact pursuant to Powers of Attorney

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